Segment Information (Details) - Schedule of total assets - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Segment Information (Details) - Schedule of total assets [Line Items]
Total	$ 22,404,645	$ 16,659,836	$ 3,799,631
Financial Service [Member]
Segment Information (Details) - Schedule of total assets [Line Items]
Total	9,376,915	13,703,140
Corporate and Other [Member]
Segment Information (Details) - Schedule of total assets [Line Items]
Total	$ 13,027,730	$ 2,956,696	$ 3,799,631